Income Tax - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax loss carryforwards, tax credits and other tax attributes	$ 886	$ 520
Less unrecognized tax benefits	(21)	(25)
Tax loss carryforwards, tax credits and other tax attributes, net of unrecognized tax benefits	865	495
Inventory valuation	48	42
Fixed asset depreciation	61	55
Increased depreciation incentives	48	83
Capitalized development costs	38	79
Receivables for government funding	152	121
Tax credits granted on capital investments	226	218
Pension	67	62
Stock awards	17	17
Operating lease liabilities	69	50
Commercial accruals	38	27
Other temporary differences	33	27
Total deferred tax assets	1,662	1,276
Valuation allowances	(782)	(416)
Deferred tax assets, net	880	860
Accelerated fixed asset depreciation	(40)	(37)
Acquired intangible assets	(24)	(23)
Advances of government funding	(185)	(177)
Operating lease right-of-use assets	(62)	(50)
Other temporary differences	(31)	(31)
Deferred tax liabilities	(342)	(318)
Net deferred income tax asset	$ 538	$ 542